Summary of Exposures to Significant Interest Rate Benchmarks Subject to LIBOR Reform (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Jul. 31, 2022	Oct. 31, 2021
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Derivative notional amounts	$ 592,440		$ 548,617
Significant interest rate benchmarks subject to interest rate benchmark reform [member] | LIBOR and Other Rates Subject to Reform [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	88,988		106,912
Non-derivative financial liabilities	604		519
Derivative notional amounts	4,386,899		4,380,555
Off-balance sheet commitments	70,772		$ 90,700
Significant interest rate benchmarks subject to interest rate benchmark reform [member] | CDOR [member]
Disclosure Of Financial Assets And Financial Liabilities [Line Items]
Non-derivative financial assets	10,742	$ 6,261
Non-derivative financial liabilities	12,689	12,965
Derivative notional amounts	3,066,690	2,693,607
Off-balance sheet commitments	$ 42,022	$ 38,643